CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE LOSS - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Revenue	SFr 23,426
Cost of goods sold	(7,965)
Gross profit	15,461
General and administrative expenses	(46,922,232)	(17,095,133)
Research and development expenses	(10,264,123)	(6,310,608)
Sales and marketing expenses	(6,948,456)	(3,635,658)
Depreciation and amortization expenses	(2,097,225)	(1,876,482)
Operating loss	(66,216,575)	(28,917,881)
Change in fair value of contingent liabilities	(799,168)	(474,538)
Currency exchange gain (loss)	(41,545)	624,154
Other income	54,247	14,811
Finance expenses	(3,552)	(291)
Loss before taxes	(67,006,593)	(28,753,745)
Tax benefit	392,603	620,774
Net loss	SFr (66,613,990)	SFr (28,132,971)
Basic earnings per share	SFr (4.60)	SFr (2.00)
Diluted earnings per share	SFr (4.60)	SFr (2.00)
Weighted-average shares outstanding, basic	14,474,974	14,051,547
Weighted-average shares outstanding, diluted	14,474,974	14,051,547
Net loss	SFr (66,613,990)	SFr (28,132,971)
Foreign operations - currency translation differences	(69,022)	(222,503)
Total reclassifiable amounts	(69,022)	(222,503)
Comprehensive Loss	SFr (66,683,012)	SFr (28,355,474)